COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Other income (expense)		$ 20,086	$ 42,289	$ (1,565)	$ (199,958)	$ (347,013)	$ 0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Other Commitments [Line Items]
Loss contingency, damages sought, value						$ 4,000,000
Loss contingency, expected trial commencement						2023-04
Amount of loss contingency liability.						$ 0
Loss contingency, estimate of possible loss						5,000,000
Loss contingency, estimate of possible loss,deductible per occurrence						50,000
Letter of Credit | State Penal Bonds | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Other Commitments [Line Items]
Debt instrument term	1 year
Maximum borrowing capacity	$ 1,012,500
Letter of credit outstanding						0
Financing fees incurred						23,450
Prime Rate | Letter of Credit | State Penal Bonds | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Other Commitments [Line Items]
Variable interest rate	6.50%
Expense Support Agreement | Variable Interest Entity, Not Primary Beneficiary
Other Commitments [Line Items]
Other income (expense)		$ 0		$ 29,721		$ 347,013	0
Funds received for operation							$ 120,000